REVERSE CAPITALIZATION (Details Narrative) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 07, 2022 USD ($) $ / shares shares	Sep. 26, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Nov. 29, 2023 $ / shares shares
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Recapitalization exchange ratio	1.182
Redemption value	$ 6,265
Debt issuance costs				$ 4,032
Proceeds from loans		$ 70,969
Debt discount					$ 55,277
Carrying amount of debt			$ 19,683		$ 21,837
Transaction cost		18,072
Proceeds from long term debts		10,197
Capital stock, shares authorized | shares	175,000,000
Common stock, shares authorized | shares	170,000,000		250,000,000	250,000,000		250,000,000
Preferred stock, shares authorized | shares	5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Earnout shares issuable | shares			40,000,000
Audited revenue			$ 250,000
Audited operating income			$ 35,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Commodity Forward Price [Member]
Share price | $ / shares			$ 14.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants outstanding measurement input			4.24
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Revenue Multiple [Member]
Warrants outstanding measurement input			42.0
Projected revenue and EBITDA			$ 255,100
Fair Value, Inputs, Level 3 [Member] | Measurement Input, EBITDA Multiple [Member]
Warrants outstanding measurement input			64.0
Projected revenue and EBITDA			$ 41,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Warrants outstanding measurement input			4.24
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member]
Warrants outstanding measurement input			15.0
Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member] | Any Time During Period Beginning On Closing Date And Ending On December 312028 [Member]
Volume weighted average price per share | $ / shares			$ 32.50
Share-Based Payment Arrangement, Tranche One [Member]
Earnout shares issuable | shares			15,000,000
Share-Based Payment Arrangement, Tranche Two [Member]
Earnout shares issuable | shares			12,500,000
Volume weighted average price per share | $ / shares			$ 32.50
Share-Based Payment Arrangement, Tranche Two [Member] | Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member]
Volume weighted average price per share | $ / shares			$ 22.50
Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares issuable | shares			12,500,000
Additional Paid-in Capital [Member]
Transaction cost		9,633
Warrant [Member]
Transaction cost		1,507
Term Loan [Member]
Transaction cost		2,081
Term Loan Warrants [Member]
Debt discount		52,956
Carrying amount of debt		18,013
Extinguishment of debt		42,492
Transaction cost		13,221
PIPE Financing [Member]
Shares purchased | shares			2,016,912
Gross proceeds from financing		5,017
Debt principal amount		75,000
Debt issuance costs		1,950
Debt transaction costs		$ 2,081
Transaction cost			$ (18,072)
Proceeds from long term debts			$ (10,197)
Common Class A [Member]
Shares purchased | shares	500,000